SUMMARY OF CHANGES IN STOCK OPTION PLAN (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Share-Based Payment Arrangement [Abstract]
Shares Outstanding, Beginning Balance	893,946	1,011,768	560,490
Weighted Average Exercise Price, Outstanding, Beginning	$ 19.32	$ 33.43	$ 71.56
Weighted Average Remaining Contractual Life In Years, Beginning	7 years 9 months 18 days	8 years 14 days	7 years 4 months 2 days
Aggregate Intrinsic Value, Beginning	$ 27	$ 4	$ 1
Shares, Granted		50,000	645,000
Weighted Average Exercise Price, Granted		$ 0.39	$ 0.61
Shares, Cancelled or Expired	(5,888)	(167,489)	(193,722)
Weighted Average Exercise Price, Cancelled or Expired	$ 277.50	$ 98.93	$ 34.47
Shares, Exercised		(333)
Weighted average exercise price, Exercised		$ 0.30
Shares, Outstanding, Ending Balance	888,058	893,946	1,011,768
Weighted Average Exercise Price, Outstanding, Ending	$ 17.61	$ 19.32	$ 33.43
Weighted Average Remaining Contractual Life In Years, Ending Balance	7 years 6 months 18 days	7 years 9 months 18 days
Aggregate Intrinsic Value, Ending		$ 27	$ 4
Shares, Vested and Exercisable	484,641	456,506
Weighted Average Exercise Price, Vested and Exercisable	$ 31.80	$ 37.03
Weighted Average Remaining Contractual Life In Years, Vested and Exercisable	6 years 10 months 20 days	6 years 11 months 23 days
Aggregate Intrinsic Value, Vested and Exercisable		$ 15